Schedule of Investments (unaudited)	iShares® iBonds® 2025 Term High Yield and Income ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.3%
Boeing Co. (The), 4.88%, 05/01/25	$500	$496,626
Northrop Grumman Corp., 2.93%, 01/15/25	500	494,117
RTX Corp., 3.95%, 08/16/25	500	494,410
		1,485,153
Agriculture — 0.1%
Reynolds American Inc., 4.45%, 06/12/25	500	495,872

Airlines — 3.4%
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	6,396	6,295,928
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(a)(b)	14,462	9,121,150
United Airlines Holdings Inc., 4.88%, 01/15/25	4,555	4,524,900
		19,941,978
Auto Manufacturers — 2.1%
Ford Motor Credit Co. LLC
3.38%, 11/13/25	500	487,474
4.13%, 08/04/25	500	492,586
5.13%, 06/16/25	500	497,637
General Motors Co., 6.13%, 10/01/25	500	505,025
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25(a)(b)	10,175	10,201,704
		12,184,426
Auto Parts & Equipment — 4.8%
Clarios Global LP, 6.75%, 05/15/25(a)	6,365	6,372,610
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/25	6,665	6,682,300
ZF North America Capital Inc., 4.75%, 04/29/25(a)	14,973	14,822,131
		27,877,041
Banks — 1.2%
Associated Banc-Corp, 4.25%, 01/15/25(b)	3,275	3,244,726
Banco Santander SA, 5.18%, 11/19/25	500	497,970
Citigroup Inc.
4.40%, 06/10/25	500	495,576
5.50%, 09/13/25	500	501,568
Cooperatieve Rabobank UA, 4.38%, 08/04/25	500	494,609
Deutsche Bank AG, 4.50%, 04/01/25	500	495,606
Goldman Sachs Group Inc. (The), 4.25%, 10/21/25	500	494,632
HSBC Holdings PLC, 4.25%, 08/18/25	500	493,755
Morgan Stanley, 5.00%, 11/24/25	500	499,484
		7,217,926
Biotechnology — 0.2%
Amgen Inc., 5.25%, 03/02/25(b)	500	499,451
Biogen Inc., 4.05%, 09/15/25	500	494,223
		993,674
Chemicals — 1.7%
Avient Corp., 5.75%, 05/15/25(a)	9,427	9,403,981
DuPont de Nemours Inc., 4.49%, 11/15/25	500	495,910
		9,899,891
Commercial Services — 2.8%
Brink's Co. (The), 5.50%, 07/15/25(a)(b)	5,227	5,215,293
Matthews International Corp., 5.25%, 12/01/25(a)(b)	4,249	4,196,915
Williams Scotsman Inc., 6.13%, 06/15/25(a)	6,828	6,835,181
		16,247,389
Computers — 1.1%
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	500	498,473
Seagate HDD Cayman, 4.75%, 01/01/25(b)	6,213	6,173,000
		6,671,473
Security	Par (000)	Value

Cosmetics & Personal Care — 0.1%
Haleon U.K. Capital PLC, 3.13%, 03/24/25	$500	$492,295

Distribution & Wholesale — 0.9%
G-III Apparel Group Ltd., 7.88%, 08/15/25(a)	5,106	5,113,115

Diversified Financial Services — 11.1%
Ally Financial Inc., 5.75%, 11/20/25(b)	14,938	14,965,796
Enova International Inc., 8.50%, 09/15/25(a)	4,837	4,844,896
Navient Corp., 6.75%, 06/25/25(b)	6,565	6,581,017
Nomura Holdings Inc., 1.85%, 07/16/25	500	483,687
PennyMac Financial Services Inc., 5.38%, 10/15/25(a)(b)	9,777	9,710,956
PRA Group Inc., 7.38%, 09/01/25(a)	4,321	4,318,246
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25(a)(b)	4,435	4,305,206
SLM Corp., 4.20%, 10/29/25(b)	7,945	7,803,626
United Wholesale Mortgage LLC, 5.50%, 11/15/25(a)	11,743	11,652,780
		64,666,210
Electric — 1.1%
DPL Inc., 4.13%, 07/01/25(b)	5,762	5,625,666
NextEra Energy Capital Holdings Inc., 5.75%, 09/01/25	500	503,380
		6,129,046
Electronics — 0.9%
Likewize Corp., 9.75%, 10/15/25(a)	5,398	5,466,902

Entertainment — 1.2%
International Game Technology PLC, 6.50%, 02/15/25(a)	7,010	7,015,646

Environmental Control — 2.0%
GFL Environmental Inc., 3.75%, 08/01/25(a)	11,706	11,573,189

Food — 0.7%
B&G Foods Inc., 5.25%, 04/01/25	4,032	3,991,854

Food Service — 1.5%
Aramark Services Inc., 5.00%, 04/01/25(a)	8,793	8,771,363

Health Care - Products — 0.1%
GE HealthCare Technologies Inc., 5.60%, 11/15/25	500	502,881

Health Care - Services — 3.1%
Encompass Health Corp., 5.75%, 09/15/25(b)	4,554	4,547,589
HCA Inc.
5.25%, 04/15/25	500	498,741
5.38%, 02/01/25	500	498,927
Prime Healthcare Services Inc., 7.25%, 11/01/25(a)	12,838	12,844,546
		18,389,803
Housewares — 2.9%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25(a)(b)	10,565	10,491,398
Newell Brands Inc., 4.88%, 06/01/25	6,560	6,523,935
		17,015,333
Internet — 2.6%
Gen Digital Inc., 5.00%, 04/15/25(a)	15,260	15,150,429

Leisure Time — 0.6%
Viking Cruises Ltd., 6.25%, 05/15/25(a)	3,358	3,359,047

Lodging — 8.7%
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25(a)	7,485	7,462,409
Melco Resorts Finance Ltd., 4.88%, 06/06/25(b)(c)	14,045	13,819,914

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
MGM China Holdings Ltd., 5.25%, 06/18/25(a)	$6,607	$6,535,116
MGM Resorts International, 5.75%, 06/15/25	9,755	9,743,549
Sands China Ltd., 5.13%, 08/08/25	500	496,972
Studio City Finance Ltd., 6.00%, 07/15/25(a)(b)	4,325	4,313,438
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25(a)(b)	3,995	3,975,389
Travel & Leisure Co., 6.60%, 10/01/25(b)	4,633	4,666,724
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25(a)(b)	145	144,675
		51,158,186
Office & Business Equipment — 0.9%
Xerox Holdings Corp., 5.00%, 08/15/25(a)(b)	5,502	5,402,175

Oil & Gas — 7.2%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25(a)(b)	4,836	4,827,563
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25(a)	14,077	14,072,595
Range Resources Corp., 4.88%, 05/15/25	9,927	9,862,704
SM Energy Co., 5.63%, 06/01/25(b)	4,591	4,588,091
Southwestern Energy Co., 5.70%, 01/23/25(b)	5,141	5,124,131
Vermilion Energy Inc., 5.63%, 03/15/25(a)(b)	3,909	3,893,486
		42,368,570
Oil & Gas Services — 1.1%
KCA Deutag UK Finance PLC, 9.88%, 12/01/25(a)	6,641	6,700,761

Pharmaceuticals — 4.7%
Bausch Health Companies Inc., 5.50%, 11/01/25(a)	18,305	17,164,658
CVS Health Corp., 3.88%, 07/20/25	500	492,972
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25(a)(b)	4,307	4,276,807
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(a)	6,206	5,715,715
		27,650,152
Pipelines — 6.4%
Buckeye Partners LP, 4.13%, 03/01/25(a)	5,282	5,213,497
EQM Midstream Partners LP, 6.00%, 07/01/25(a)	5,221	5,223,316
Kinder Morgan Inc., 4.30%, 06/01/25	500	494,963
New Fortress Energy Inc., 6.75%, 09/15/25(a)	12,855	12,634,886
NuStar Logistics LP, 5.75%, 10/01/25	8,815	8,823,824
Rockies Express Pipeline LLC, 3.60%, 05/15/25(a)	5,336	5,231,592
		37,622,078
Real Estate Investment Trusts — 6.0%
Diversified Healthcare Trust, 9.75%, 06/15/25	5,857	5,857,531
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25(a)(b)	4,622	4,599,670
Rithm Capital Corp., 6.25%, 10/15/25(a)	3,882	3,877,902
Starwood Property Trust Inc., 4.75%, 03/15/25(b)	7,515	7,450,090
Vornado Realty LP, 3.50%, 01/15/25	5,877	5,811,016
XHR LP, 6.38%, 08/15/25(a)(b)	7,500	7,500,332
		35,096,541
Retail — 9.2%
1011778 BC ULC/New Red Finance Inc., 5.75%, 04/15/25(a)(b)	6,486	6,478,270
Bath & Body Works Inc., 9.38%, 07/01/25(a)	4,118	4,241,796
Dave & Buster's Inc., 7.63%, 11/01/25(a)(b)	5,976	5,992,118
IRB Holding Corp., 7.00%, 06/15/25(a)	10,658	10,656,811
Security	Par (000)	Value

Retail (continued)
Kohl's Corp., 4.25%, 07/17/25(b)	$4,920	$4,789,769
Penske Automotive Group Inc., 3.50%, 09/01/25(b)	8,415	8,213,146
QVC Inc., 4.45%, 02/15/25(b)	8,690	8,586,727
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25(a)(b)	4,732	4,770,949
		53,729,586
Software — 3.3%
Oracle Corp., 2.95%, 05/15/25	500	491,174
PTC Inc., 3.63%, 02/15/25(a)	6,430	6,350,851
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(a)	14,452	12,618,142
		19,460,167
Telecommunications — 2.4%
Qwest Corp., 7.25%, 09/15/25(b)	3,647	3,618,087
ViaSat Inc., 5.63%, 09/15/25(a)(b)	10,569	10,459,380
		14,077,467

Total Corporate Bonds & Notes — 96.4%
(Cost: $565,359,390)		563,917,619

	Shares
Common Stocks

Office REITs — 0.0%
Office Properties Income Trust, NVS	16,952	42,210

Total Common Stocks — 0.0%
(Cost $0)		42,210

Total Long-Term Investments — 96.4%
(Cost: $565,359,390)		563,959,829

Short-Term Securities

Money Market Funds — 9.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	39,724,732	39,740,622
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(d)(e)	14,410,000	14,410,000

Total Short-Term Securities — 9.3%
(Cost: $54,140,168)		54,150,622

Total Investments — 105.7%
(Cost: $619,499,558)		618,110,451

Liabilities in Excess of Other Assets — (5.7)%		(33,183,900)

Net Assets — 100.0%		$584,926,551

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
July 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,058,340	$11,681,481	(a)	$—	$(678)	$1,479	$39,740,622	39,724,732	$191,623	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,620,000	4,790,000	(a)	—	—	—	14,410,000	14,410,000	926,690		—
					$(678)	$1,479	$54,150,622		$1,118,313		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$563,917,619	$—	$563,917,619
Common Stocks	—	42,210	—	42,210
Short-Term Securities
Money Market Funds	54,150,622	—	—	54,150,622
	$54,150,622	$563,959,829	$—	$618,110,451

Portfolio Abbreviation

NVS	Non-Voting Shares

 3